Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 30,449,944	$ 370,361	₨ 25,659,626	₨ 22,035,746
- Sale of products	2,953,782	35,927	1,366,049	2,283,796
Total	33,403,726	406,288	27,025,675	24,319,542
Cost of goods sold and services rendered
- Rendering of services	(18,576,006)	(225,939)	(14,208,357)	(12,269,997)
- Sale of products	(2,803,423)	(34,098)	(1,833,699)	(2,432,537)
Total	(21,379,429)	(260,037)	(16,042,056)	(14,702,534)
Other income
- Profit on sale of property, plant and equipment (Net)	10,781	131	4,825	1,352
- Other income	121,059	1,473	125,903	154,641
Other income	131,840	1,604	130,728	155,993
Selling, general and administrative expenses	(5,733,634)	(69,738)	(4,943,575)	(4,546,756)
Depreciation and amortization	(3,971,865)	(48,310)	(3,283,452)	(2,835,632)
Impairment Loss on goodwill	0	0	(14,595)	0
Profit from operating activities	2,450,638	29,807	2,872,725	2,390,613
Finance income	222,905	2,711	73,577	172,319
Finance expenses	(1,652,522)	(20,100)	(1,098,096)	(962,656)
Net finance income / (expense)	(1,429,617)	(17,389)	(1,024,519)	(790,337)
Profit before tax	1,021,021	12,419	1,848,206	1,600,276
Income tax (expense) / benefit	(346,499)	(4,214)	(590,261)	(68,414)
Profit for the year	674,522	8,204	1,257,945	1,531,862
Attributable to:
Equity holders of the Company	674,522	8,204	1,257,945	1,531,862
Non-controlling interest	0	0	0	0
Profit for the year	₨ 674,522	$ 8,204	₨ 1,257,945	₨ 1,531,862
Earnings per share
Basic earnings per share | (per share)	₨ 3.69	$ 0.04	₨ 6.89	₨ 8.53
Diluted earnings per share | (per share)	₨ 3.63	$ 0.04	₨ 6.73	₨ 8.45